CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Less debt discounts	$ 0	$ 0	$ (1,154,327)
Total convertible notes payable	10,500	2,434,226	3,225,225
Convertible notes payable, net	10,500	2,434,226	2,070,898
Less current portion of convertible notes	(10,500)	(2,434,226)	(2,070,898)
Long-term convertible notes payable, net	0	0
Convertible Notes [Member]
Total convertible notes payable		0	100,235
Convertible Notes Payable One [Member]
Total convertible notes payable	0	581,723	619,490
Convertible Notes Payable Two [Member]
Total convertible notes payable	0	1,842,003	2,495,000
Convertible Notes Payable Three [Member]
Total convertible notes payable		0	0
Convertible Notes Payable Four [Member]
Total convertible notes payable	$ 10,500	$ 10,500	$ 10,500